Operating results - by customer facing unit (Tables)	6 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Summary of Operating Results by Customer Facing Unit

	External Revenue	Internal revenue	Group revenue	EBITDA[1]	Operating profit
Half year to 30 September 2018 (IFRS 15 basis)	£m	£m	£m	£m	£m
Consumer	5,220	52	5,272	1,221	713
Business and Public Sector[2]	2,140	55	2,195	708	529
Wholesale and Ventures[2]	873	56	929	325	173
Global Services	2,332	-	2,332	208	22
Openreach	1,057	1,415	2,472	1,177	498
Other	2	-	2	37	5
Intra-group items	-	(1,578)	(1,578)	-	-
Total adjusted[3]	11,624	-	11,624	3,676	1,940
Specific items (note 6)			(36)		(248)
Total			11,588		1,692

Half year to 30 September 2017 (IAS 18 basis)
Consumer (restated)[4]	5,083	50	5,133	1,139	654
Business and Public Sector	2,224	57	2,281	694	509
Wholesale and Ventures	926	71	997	361	207
Global Services	2,506	-	2,506	154	(67)
Openreach	1,054	1,494	2,548	1,238	548
Other	7	-	7	12	(10)
Intra-group items	-	(1,672)	(1,672)	-	-
Total adjusted[3]	11,800	-	11,800	3,598	1,841
Specific items (note 6)			(14)		(387)
Total			11,786		1,454

[1] For the reconciliation of adjusted EBITA see additional information on page 27

[2] From 1 October 2018 Business and Public Sector and Wholesale and Ventures will be brought together to form Enterprise. See note 11 for further information

[3] See Glossary on page 1

[4] Consumer results restated to reflect the bringing together of BT Consumer and EE with effect from 1 April 2018